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U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 50249

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:
PBHG Funds, Inc.
680 East Swedesford Road
Wayne,  PA  19087

2. Name of each series or class of funds for which this notice is filed:
PBHG International Fund
PBHG Emerging Growth Fund
PBHG Cash Reserves Fund
PBHG Growth Fund
PBHG Large Cap Growth Fund
PBHG Select Equity Fund
PBHG Technology & Communications Fund
PBHG Core Growth Fund
PBHG Limited Fund
PBHG Large Cap 20 Fund
PBHG Strategic Small Company Fund
PBHG Large Cap Value Fund


3. Investment Company Act File Number:  811-4391

    Securities Act File Number:  2-99810

4. Last day of fiscal year for which this notice is filed:
March 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                  [   ]
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

8 Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 0




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9. Number and aggregate sale price of securities sold during the fiscal year:
Dollars $11,996,789,886
Shares      1,904,269,839

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Dollars $11,996,789,886
Shares      1,904,269,839

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
 (see Instruction B.7):
Dollars $72,022,943
Shares    11,754,011

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

12 Calculation of registration fee:


     (I)     Aggregate sale price of securities sold during the fiscal
              year in reliance on rule 24f-2 (from Item 10):                              $11,996,789,886
     (ii)    Aggregate price of shares issued in connection with
              dividend reinvestment plans (from Item 11, if applicable):          +       72,022,943
     (iii)   Aggregate price of shares redeemed or repurchased during
	the fiscal year (if applicable):                                                      -   7,034,607,449
     (iv)   Aggregate price of shares redeemed or repurchased and
              previously applied as a reduction to filing fees pursuant to
              rule 24e-2 (if applicable):                                                          +0
     (v)     Net Aggregate price of securities sold and issued during
              the fiscal year in reliance on rule 24f-2 [line (i), plus line
              (ii), less line (iii), plus line (iv)] (if applicable):                                5,034,205,380
     (vi)    Multiplier prescribed by Section 6(b) of the Securities Act
              of 1933 or other applicable law or regulation (see                       x1/33rd
              instruction C.6):
     (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                         $1,525,516.78


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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
 Informal and Other Procedures (17 CFR 202.3a).
                                                 [ X ]
      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: May 7, 1997


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SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.



       By (Signature and Title)* /s/Stephen G Meyer


			           Stephen G Meyer

        Date May 7, 1997






May 7, 1997

Securities & Exchange Commission
450 5th Street, N.W.
Washington, DC  20549

Ladies and Gentlemen:

PBHG Funds, Inc. (the "Fund"), was organized under the laws of the State of Maryland with its principal place of business in Wayne, Pennsylvania. The Fund is about to file a Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, for the purpose of making definite the number of shares ("Shares")
 which it has registered under the Securities Act of 1933, as amended, and which it sold during its fiscal year ended March 31, 1997.

As counsel to SEI Financial Services Company, I have examined copies, either certified or otherwise proved to be genuine, of the Fund's Articles of Incorporation and By-Laws, as now in effect, and such minutes of meetings of its Directors and other documents relating to the Fund's organization and operation, as I have deemed necessary in rendering this opinion. I have been advised that during its fiscal year ended March 31, 1997, the Fund sold 1,916,023,850 Shares
 ( including Dividend Reinvestment Plan Shares), at an aggregate sales price of $ 12,068,812,829 and redeemed 1,447,953,955 Shares having an aggregate redemption price of $7,034,607,449. Based upon the foregoing, it is my opinion that:

	1.	Each Fund except the PBHG Cash Reserve, PBHG Emerging
Growth Fund, and the PBHG Growth Fund  is authorized to  issue
200 Million Shares, including those Shares now issued and outstanding.
PBHG Cash Reserve is authorized to issue 1.8 Billion Shares, including those Shares now issued and outstanding. The PBHG Emerging Growth Fund is authorized to issue 400 Million Shares and PBHG Growth Fund is authorized to issue 600 Million Shares, including those Shares now issued and outstanding. Under Maryland law, such Shares which were issued and subsequently were redeemed by the Fund may be resold.

	2.	The  1,916,023,850 Shares sold during the Fund's
 fiscal year ended March 31, 1997, the registration of which will be made definite by the filing of a Rule 24f-2 Notice, were legally issued, fully paid and non-assessable. I express no legal opinion with respect to compliance with the Securities Act of 1933, the Investment Company Act of 1940 or applicable state securities laws in connection with the sale of such Shares.






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Securities and Exchange Commission
Page Two
May 7, 1997



I hereby consent to this opinion accompanying the Rule 24f-2 Notice which the Trust is about to file with the Securities and Exchange Commission.

Very truly yours,


/s/ Barbara A. Nugent
Barbara A. Nugent, Esquire